Label	Element	Value
Document And Entity Information Elements	ck0000899148_DocumentDocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 07, 2012
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000899148
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 07, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 07, 2013
Prospectus Date	rr_ProspectusDate	Aug. 01, 2012